Borrowings and financial liabilities - Summary of key inputs measured at ATLAS conversion option (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item shares	Aug. 28, 2020 EUR (€) item € / shares	Jun. 19, 2020 EUR (€) item € / shares	Apr. 29, 2020 EUR (€) item € / shares
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item	99
Value of the derivative instrument (in thousands of ) | €	€ 7,358
Number of notes converted | item	330
Cumulative amount of repayments | €	€ 750
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Change in fair value | €	€ 4,776
Number of notes converted | item	600
Number of shares issued upon conversion of bonds | shares	17,178,683
Proceeds from issuance of ORNANE | €	€ 15,000
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item				120
Conversion price per share | € / shares				€ 0.94
Value of the derivative instrument (in thousands of ) | €				€ 4,031
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item			120
Conversion price per share | € / shares			€ 0.75
Value of the derivative instrument (in thousands of ) | €			€ 4,001
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item		120
Conversion price per share | € / shares		€ 0.62
Value of the derivative instrument (in thousands of ) | €		€ 3,542
Number of notes repaid in cash | item	30
Volatility | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation				85.54
Volatility | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation			68.05
Volatility | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation		48.60
Risk-free rate | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation				(0.57)
Risk-free rate | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation			0.55
Risk-free rate | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation		(0.59)